SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 16. SEGMENT INFORMATION

Our operating and reportable segments are currently organized around the following products that we offer as part of our core business strategy:

•	Hydroponic Produce

•	Cannabis Products

These two reportable segments, described in greater detail below, had previously been reported on a combined basis as they had been operated and evaluated as one operating segment. We experienced significant growth over the last year in most of our product areas. As we have grown organically, and as we have added to our capabilities through acquisitions, our products have increased in scale and become more strategically important and distinctly organized and managed under these two groupings. In addition, our chief operating decision maker (“CODM”) has begun reviewing results and managing and allocating resources among these two strategic business groupings, and we have begun budgeting using these business segments. Our segment information for the quarter ended March 31, 2014 has been reclassified to conform to our current presentation.

Our CODM reviews revenues including intersegment revenues, gross profit and operating income (loss) before income taxes when evaluating segment performance and allocating resources to each segment. Accordingly, intersegment revenue is included in the segment revenues presented in the tables below and is eliminated from revenues and cost of sales in the “Eliminations and Other” column. The “Eliminations and Other” column also includes various income and expense items that we do not allocate to our operating segments. These income and expense amounts include the results of our hydroponic equipment, which are not material, interest income, interest expense, corporate overhead, and corporate-wide expense items such as legal and professional fees as well as expense items for which we have not identified a reasonable basis for allocation. The accounting policies of the reportable segments are the same as those described in Note 1 of the notes to the consolidated financial statements.

Hydroponic Produce – Our locally grown hydroponic produce is started from seed and is grown in environmentally controlled greenhouses. When harvested, the products are sold through retailers targeted to customers seeking fresh produce locally grown using environmentally sustainable methods.

Cannabis Products – IVXX’s cannabis products are currently produced in our supercritical Co2 lab in California and are sold in select dispensaries throughout California. We plan to operate medical marijuana cultivation, production, and dispensary facilities in Nevada through our subsidiaries, MediFarm, MediFarm I, and MediFarm II. We were granted eight provisional permits in Nevada and have received approval from the local authorities with respect to six of the eight permits.

Summarized financial information concerning our reportable segments is shown in the following tables. Total asset amounts at March 31, 2015 and 2014 exclude intercompany receivable balances eliminated in consolidation.

	3 Months Ended March 31, 2015
	Hydroponic	Cannabis	Eliminations
	Produce	Products	and Other	Total
Total Revenues	$458,773	$304,025	$555	$763,353
Cost of Goods Sold	288,093	246,545	-	534,638
	170,680	57,480	555	228,715
Selling, general and administrative expenses	470,065	226,289	1,634,931	2,331,285
Loss from operations	(299,385)	(168,809)	(1,634,376)	(2,102,570)

Other Income (Expenses)
Amortization of debt discount	-	-	(41,126)	(41,126)
Loss from derivatives issued with debt greater than debt carrying value	-	-	(224,000)	(224,000)
Gain (Loss) on fair market valuation of derivatives	-	-	408,200	408,200
Interest Income (Expense)	-	-	(188,529)	(188,529)
Total Other Income (Expense)	-	-	(45,455)	(45,455)
Loss before Provision of Income Taxes	$(299,385)	$(168,809)	$(1,679,831)	$(2,148,025)

Total assets at March 31, 2015	$6,009,693	$794,180	$426,508	$7,230,381

	3 Months Ended March 31, 2014
	Hydroponic	Cannabis	Eliminations
	Produce	Products	and Other	Total
Total Revenues	$457,823	$-	$102,496	$560,319
Cost of Goods Sold	476,139	-	82,090	558,229
	(18,316)	-	20,406	2,090
Selling, general and administrative expenses	266,244	-	1,937,561	2,203,805
Loss from operations	(284,560)	-	(1,917,155)	(2,201,715)

Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value	-	-	(1,214,000)	(1,214,000)
Gain (Loss) on fair market valuation of derivatives	-	-	(1,284,825)	(1,284,825)
Interest Income (Expense)	1,737	-	(217,687)	(215,950)
Total Other Income (Expense)	1,737	-	(2,716,512)	(2,714,775)
Loss before Provision of Income Taxes	$(282,823)	$-	$(4,633,667)	$(4,916,490)

Total assets at March 31, 2014	$4,595,821	$-	$3,818,060	$8,413,881

Our operating and reportable segments are currently organized around the following products that we offer as part of our core business strategy:

•	Hydroponic Produce
•	Cannabis Products

These two reportable segments, described in greater detail below, had previously been reported on a combined basis as they had been operated and evaluated as one operating segment. We experienced significant growth over the last year in most of our product areas. As we have grown organically, and as we have added to our capabilities through acquisitions, our products have increased in scale and become more strategically important and distinctly organized and managed under these two groupings. In addition, our chief operating decision maker (“CODM”) has begun reviewing results and managing and allocating resources among these two strategic business groupings, and we have begun budgeting using these business segments. Our segment information for the year ended December 31, 2013 has been reclassified to conform to our current presentation.

Our CODM reviews revenues including intersegment revenues, gross profit and operating income (loss) before income taxes when evaluating segment performance and allocating resources to each segment. Accordingly, intersegment revenue is included in the segment revenues presented in the tables below and is eliminated from revenues and cost of sales in the “Eliminations and Other” column. The “Eliminations and Other” column also includes various income and expense items that we do not allocate to our operating segments. These income and expense amounts include the results of our hydroponic equipment which are not material, interest income, interest expense, corporate overhead and corporate-wide expense items such as legal and professional fees as well as expense items for which we have not identified a reasonable basis for allocation. The accounting policies of the reportable segments are the same as those described in Note 2 of the notes to the consolidated financial statements.

Hydroponic Produce – Our locally grown hydroponic produce is started from seed and is grown in environmentally controlled greenhouses. When harvested the products are sold through retailers targeted to customers seeking fresh produce locally grown using environmentally sustainable methods.

Cannabis Products – Our cannabis products are currently produced in our lab in California and will be sold in California. The Company was granted eight provisional permits in Nevada and has received approval from the local authorities with respect to six of the eight permits. The Company plans to operate medical marijuana cultivation, production, and dispensary facilities in Nevada through its subsidiaries.

Summarized financial information concerning our reportable segments is shown in the following tables. Total asset amounts at December 31, 2014 and 2013 exclude intercompany receivable balances eliminated in consolidation.

	Year Ended December 31, 2014
	Hydroponic	Cannabis	Eliminations
	Produce	Products	and Other	Total

Total Revenues	$6,627,109	$-	$467,161	$7,094,270
Cost of Goods Sold	6,667,967	-	273,311	6,941,278
	(40,858)	-	193,850	152,992
Selling, general and administrative expenses	1,506,684	1,115,577	15,705,530	18,327,791
Loss from operations	(1,547,542)	(1,115,577)	(19,506,200)	(18,174,799)

Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value	-	-	(4,808,000)	(4,808,000)
Gain (Loss) on fair market valuation of derivatives	-	-	1,912,037	1,912,037
Interest Income (Expense)	2,232	-	(1,098,557)	(1,096,325)
Total Other Income (Expense)	2,232	-	(3,994,520)	(3,992,288)
Loss before Provision of Income Taxes	$(1,545,310)	$(1,115,577)	$(19,506,200)	$(22,167,087)

Total assets at December 31, 2014	$5,956,861	$858,180	$904,185	$7,719,226

	Year Ended December 31, 2013
	Hydroponic	Cannabis	Eliminations
	Produce	Products	and Other	Total

Total Revenues	$1,936,054	$-	$189,797	$2,125,851
Cost of Goods Sold	1,955,203	-	81,730	2,036,933
	(19,149)	-	108,067	88,918
Selling, general and administrative expenses	201,953	-	3,373,944	3,575,897
Loss from operations	(221,102)	-	(3,265,877)	(3,486,979)

Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value	-	-	(2,054,000)	(2,054,000)
Gain (Loss) on fair market valuation of derivatives	-	-	673,000	673,000
Interest Income (Expense)	(651)	-	(1,278,070)	(1,278,721)
Total Other Income (Expense)	(651)	-	(2,659,070)	(2,659,721)
Loss before Provision of Income Taxes	$(221,753)	$-	$(5,924,947)	$(6,146,700)

Total assets at December 31, 2013	$3,250,788	$-	$789,797	$4,040,585